PGIM S&P 500 Buffer 20 ETF - July
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 106.3%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $316,166)(wb)	316,166	$316,166
Options Purchased*~ 105.5%
(cost $41,418,187)		43,572,214

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.3% (cost $41,734,353)		43,888,380
Options Written*~ (6.3)%
(premiums received $2,119,837)		(2,588,612)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $39,614,516)		41,299,768
Liabilities in excess of other assets (0.0)%		(17,353)

Net Assets 100.0%		$41,282,415

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$6.18		629		63	$42,931,414
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85		629		63	640,800
Total Options Purchased (cost $41,418,187)								$43,572,214
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$683.90		629		63	$(2,412,624)
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$494.28		629		63	(175,988)
Total Options Written (premiums received $2,119,837)								$(2,588,612)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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